PBHG Funds
                                 Advisor Class

                   Prospectus Supplement Dated June 30, 2003


This Supplement updates certain information contained in the Advisor Class Shares' Prospectus dated July 29, 2002, as supplemented September 24, 2002 and October 22, 2002. You should retain your Prospectus and all Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 1-800-433-0051.

Effective June 30, 2003, Advisor Class shares of the Clipper Focus Fund are offered for sale.